PROPERTY, PLANT AND EQUIPMENT, NET - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment, beginning balance	$ 8,381,155	$ 7,637,687
Translation differences	133,239	(275,211)
Impairment charge	(13,477)
Additions	2,570,768	1,654,069
Capitalized borrowing costs	2,408	0	$ 0
Disposals / Consumptions	(62,820)	(40,940)
Indexation	8,370	21,626
Transfers	7,559	(2,852)
Depreciation charge	(621,092)	(613,224)
Property, plant and equipment, ending balance	10,406,110	8,381,155	7,637,687
Mexico
Property, plant and equipment
Additions	2,030,000	966,000
Right-of-use assets
Property, plant and equipment
Property, plant and equipment, beginning balance	177,180	200,120
Translation differences	3,432	(2,631)
Impairment charge	0
Additions	33,951	13,850
Capitalized borrowing costs	0
Disposals / Consumptions	(15,356)	(2,658)
Indexation	8,370	21,626
Transfers	0	(609)
Depreciation charge	(51,653)	(52,518)
Property, plant and equipment, ending balance	155,924	177,180	200,120
Cost
Property, plant and equipment
Property, plant and equipment, beginning balance	16,991,603	15,803,559
Property, plant and equipment, ending balance	19,589,326	16,991,603	15,803,559
Cost | Right-of-use assets
Property, plant and equipment
Property, plant and equipment, beginning balance	371,560	438,596
Property, plant and equipment, ending balance	397,586	371,560	438,596
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance	(8,610,448)	(8,165,872)
Property, plant and equipment, ending balance	(9,183,216)	(8,610,448)	(8,165,872)
Accumulated depreciation | Right-of-use assets
Property, plant and equipment
Property, plant and equipment, beginning balance	(194,380)	(238,476)
Property, plant and equipment, ending balance	(241,662)	(194,380)	(238,476)
Land | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	780,679	774,052
Translation differences	9,897	(21,382)
Impairment charge	0
Additions	8,151	24,619
Capitalized borrowing costs	0
Disposals / Consumptions	(1,769)	0
Indexation	0	0
Transfers	3,608	3,390
Depreciation charge	0	0
Property, plant and equipment, ending balance	800,566	780,679	774,052
Land | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	780,679	774,052
Property, plant and equipment, ending balance	800,566	780,679	774,052
Land | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	0	0	0
Buildings and improvements | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	2,520,099	2,245,153
Translation differences	21,719	(41,246)
Impairment charge	(4,116)
Additions	34,595	22,373
Capitalized borrowing costs	0
Disposals / Consumptions	(634)	(2,604)
Indexation	0	0
Transfers	269,714	475,523
Depreciation charge	(185,648)	(179,100)
Property, plant and equipment, ending balance	2,655,729	2,520,099	2,245,153
Buildings and improvements | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	4,824,531	4,407,345
Property, plant and equipment, ending balance	5,150,560	4,824,531	4,407,345
Buildings and improvements | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	(2,304,432)	(2,162,192)
Property, plant and equipment, ending balance	(2,494,831)	(2,304,432)	(2,162,192)
Production equipment | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	2,985,810	3,051,801
Translation differences	68,624	(135,103)
Impairment charge	(4,523)
Additions	12,940	19,222
Capitalized borrowing costs	0
Disposals / Consumptions	(851)	0
Indexation	0	0
Transfers	424,246	404,380
Depreciation charge	(352,787)	(354,490)
Property, plant and equipment, ending balance	3,133,459	2,985,810	3,051,801
Production equipment | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	8,783,691	8,514,780
Property, plant and equipment, ending balance	9,252,658	8,783,691	8,514,780
Production equipment | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	(5,797,881)	(5,462,979)
Property, plant and equipment, ending balance	(6,119,199)	(5,797,881)	(5,462,979)
Vehicles, furniture and fixtures | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	89,052	73,905
Translation differences	2,451	(4,142)
Impairment charge	(499)
Additions	1,934	1,706
Capitalized borrowing costs	0
Disposals / Consumptions	(922)	(970)
Indexation	0	0
Transfers	52,311	45,558
Depreciation charge	(31,004)	(27,005)
Property, plant and equipment, ending balance	113,323	89,052	73,905
Vehicles, furniture and fixtures | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	371,532	344,859
Property, plant and equipment, ending balance	409,572	371,532	344,859
Vehicles, furniture and fixtures | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	(282,480)	(270,954)
Property, plant and equipment, ending balance	(296,249)	(282,480)	(270,954)
Work in progress | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	1,648,967	1,121,004
Translation differences	24,815	(65,626)
Impairment charge	(4,339)
Additions	2,439,363	1,527,992
Capitalized borrowing costs	2,408
Disposals / Consumptions	(21,794)	(2,366)
Indexation	0	0
Transfers	(742,473)	(932,037)
Depreciation charge	0	0
Property, plant and equipment, ending balance	3,346,947	1,648,967	1,121,004
Work in progress | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	1,648,967	1,121,004
Property, plant and equipment, ending balance	3,346,947	1,648,967	1,121,004
Work in progress | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	0	0	0
Spare parts | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	179,368	171,652
Translation differences	2,301	(5,081)
Impairment charge	0
Additions	39,834	44,307
Capitalized borrowing costs	0
Disposals / Consumptions	(21,494)	(32,342)
Indexation	0	0
Transfers	153	943
Depreciation charge	0	(111)
Property, plant and equipment, ending balance	200,162	179,368	171,652
Spare parts | Cost | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	210,643	202,923
Property, plant and equipment, ending balance	231,437	210,643	202,923
Spare parts | Accumulated depreciation | Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, beginning balance	(31,275)	(31,271)
Property, plant and equipment, ending balance	$ (31,275)	$ (31,275)	$ (31,271)